Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$108,680,849.41	0.3923496	$91,341,702.26	0.3297534	$17,339,147.15
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$314,680,849.41	0.3146808	$297,341,702.26	0.2973417	$17,339,147.15

Weighted Avg. Coupon (WAC)	4.56%		4.58%
Weighted Avg. Remaining Maturity (WARM)	34.32		33.50
Pool Receivables Balance	$349,174,767.10		$330,999,448.73
Remaining Number of Receivables	35,659		34,821

Adjusted Pool Balance	$334,883,208.82		$317,544,061.67

III. COLLECTIONS

Principal:
Principal Collections	$17,704,833.95
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$352,847.47
Total Principal Collections	$18,057,681.42

Interest:
Interest Collections	$1,317,604.61
Late Fees & Other Charges	$38,412.08
Interest on Repurchase Principal	$-
Total Interest Collections	$1,356,016.69

Collection Account Interest	$431.10
Reserve Account Interest	$126.51
Servicer Advances	$-

Total Collections	$19,414,255.72

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$19,414,255.72
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$24,464,845.57
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$290,978.97		$290,978.97	$290,978.97
Collection Account Interest					$431.10
Late Fees & Other Charges					$38,412.08
Total due to Servicer					$329,822.15

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$94,190.07		$94,190.07
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$245,508.82		$245,508.82	$245,508.82

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$18,614,443.83

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$17,339,147.15

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,339,147.15
Class A-4 Notes				$-
Class A Notes Total:		$17,339,147.15		$17,339,147.15
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$17,339,147.15		$17,339,147.15

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,275,296.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,291,558.28
Beginning Period Amount	$14,291,558.28
Current Period Amortization	$836,171.22
Ending Period Required Amount	$13,455,387.06
Ending Period Amount	$13,455,387.06
Next Distribution Date Amount	$12,649,370.34

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		6.03%	6.36%	6.36%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.36%	34,251	97.86%	$323,901,690.50
30 - 60 Days	1.25%	434	1.63%	$5,387,320.98
61 - 90 Days	0.33%	116	0.44%	$1,458,715.54
91 + Days	0.06%	20	0.08%	$251,721.71
		34,821		$330,999,448.73
Total
Delinquent Receivables 61 + days past due	0.39%	136	0.52%	$1,710,437.25
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	116	0.43%	$1,502,151.31
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	128	0.45%	$1,677,905.10
Three-Month Average Delinquency Ratio	0.36%		0.47%

Repossession in Current Period		31		$410,907.83
Repossession Inventory		50		$307,428.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$470,484.42
Recoveries				$(352,847.47)
Net Charge-offs for Current Period				$117,636.95

Beginning Pool Balance for Current Period				$349,174,767.10

Net Loss Ratio				0.40%
Net Loss Ratio for 1st Preceding Collection Period				0.29%
Net Loss Ratio for 2nd Preceding Collection Period				0.70%
Three-Month Average Net Loss Ratio for Current Period				0.46%

Cumulative Net Losses for All Periods				$6,584,866.30
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$1,254,665.79
Number of Extensions				98

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